Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	256.709065		177.131872
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4.819192		5.217705
Average rate	5.11713	5.049046
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.326614		1.353834
Average rate	1.357985	1.268356
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4,183.19		4,807.99
Average rate	4,638.3	3,920.73
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	7.268793		6.898736
Average rate	6.927067	6.458363
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.920302		0.937559
Average rate	0.927659	0.913529
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	17.072031		19.361452
Average rate	18.297743	20.32413
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.789876		0.831548
Average rate	0.812848	0.768921
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.636005		3.820004
Average rate	3.773824	3.800274
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,322.27		1,260.16
Average rate	1,301.06	1,221.3
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	18.938593		16.968472
Average rate	18.099957	15.476459